LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–57.61%
INVESTMENT COMPANIES–57.61%
Equity Funds–22.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,268,913	$78,617,455
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,012,437	13,255,844
LVIP SSGA S&P 500 Index Fund	1,526,076	45,756,320
LVIP SSGA Small-Cap Index Fund	394,014	13,199,072
		150,828,691
Fixed Income Funds–16.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	5,945,236	61,919,630
SPDR® Portfolio TIPS ETF	1,864,283	48,993,357
		110,912,987
International Equity Funds–17.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,163,449	27,253,112
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,400,446	57,687,221
LVIP SSGA International Index Fund	2,745,399	32,151,363
		117,091,696
Total Affiliated Investments (Cost $307,457,156)		378,833,374

UNAFFILIATED INVESTMENTS–42.29%
INVESTMENT COMPANIES–42.29%
Equity Funds–17.50%
Communication Services Select Sector SPDR Fund	147,387	13,323,785
Consumer Staples Select Sector SPDR® Fund	148,274	12,306,742
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Portfolio S&P 600 Small Cap ETF	723,012	$32,904,276
SPDR® S&P 500 ETF Trust	61,585	35,335,010
SPDR® Gold Shares	31,652	7,693,335
Technology Select Sector SPDR® Fund	59,802	13,500,899
		115,064,047
Fixed Income Funds–11.81%
SPDR® Portfolio Aggregate Bond ETF	2,132,714	55,749,144
SPDR® Portfolio Long Term Treasury ETF	210,435	6,117,346
SPDR® Bloomberg Barclays High Yield Bond ETF	32,058	3,134,952
SPDR® FTSE International Government Inflation-Protected Bond ETF	314,835	12,684,702
		77,686,144
International Equity Funds–5.79%
SPDR® Portfolio Developed World ex-US ETF	288,500	10,836,060
SPDR® Portfolio Emerging Markets ETF	660,010	27,245,213
		38,081,273
Money Market Fund–7.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	47,266,620	47,266,620
		47,266,620
Total Unaffiliated Investments (Cost $238,534,498)		278,098,084

TOTAL INVESTMENTS–99.90% (Cost $545,991,654)	656,931,458
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	647,205
NET ASSETS APPLICABLE TO 52,654,938 SHARES OUTSTANDING–100.00%	$657,578,663

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	British Pound	$585,112	$571,480	12/16/24	$13,632	$—
7	Euro	977,069	968,891	12/16/24	8,178	—
8	Japanese Yen	703,050	713,651	12/16/24	—	(10,601)
					21,810	(10,601)
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	586,350	547,681	12/20/24	38,669	—
15	E-mini Russell 2000 Index	1,686,900	1,638,395	12/20/24	48,505	—
22	E-mini S&P 500 Index	6,395,675	6,250,093	12/20/24	145,582	—
4	E-mini S&P MidCap 400 Index	1,259,440	1,199,110	12/20/24	60,330	—
16	Euro STOXX 50 Index	895,863	865,363	12/20/24	30,500	—
5	FTSE 100 Index	554,065	554,891	12/20/24	—	(826)
2	Nikkei 225 Index (OSE)	528,092	505,416	12/12/24	22,676	—
					346,262	(826)
Total Futures Contracts					$368,072	$(11,427)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-57.61%@
Equity Funds-22.94%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$75,801,943	$5,756,915	$17,782,218	$2,188,297	$12,652,518	$78,617,455	5,268,913	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,103,018	1,272,505	2,830,000	201,404	1,508,917	13,255,844	1,012,437	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,267,403	4,819,039	9,140,000	1,361,015	4,448,863	45,756,320	1,526,076	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,163,645	1,962,829	2,940,000	329,626	682,972	13,199,072	394,014	—	—
Fixed Income Funds-16.87%@
‡SPDR® Portfolio TIPS ETF	—	2,970,140	4,680,226	(415,064)	1,744,064	48,993,357	1,864,283	—	—
✧✧LVIP SSGA Bond Index Fund	62,611,069	3,106,557	6,310,000	(573,360)	3,085,364	61,919,630	5,945,236	—	—
International Equity Funds-17.80%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	25,579,886	657,606	3,160,000	(158,780)	4,334,400	27,253,112	3,163,449	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	59,497,293	6,030,472	14,400,000	849,669	5,709,787	57,687,221	6,400,446	—	—
✧✧LVIP SSGA International Index Fund	31,927,246	1,693,859	5,100,000	409,292	3,220,966	32,151,363	2,745,399	—	—
Total	$325,951,503	$28,269,922	$66,342,444	$4,192,099	$37,387,851	$378,833,374		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer considered an unaffiliated investment of the Fund at December 31, 2023.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3